Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2016
Interest and Finance Costs [Abstract]:
Interest And Finance Costs
	Six-month periods ended June 30,
	2015	2016
Interest expense	22,667	23,301
Swap effect	17,777	11,489
Amortization and write-off of financing costs	946	885
Commitment fees	349	-
Other financing costs	-	866
Bank charges and other	131	135
	41,870	36,676